united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright St. Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash , Gemini Fund Services, LLC.

80 Arkay Drvie., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 3/31

Date of reporting period: 9/30/15

Item 1. Reports to Stockholders.

altegris TRUSTED ALTERNATIVES. INTELLIGENT INVESTING.

September 30, 2015

Altegris Equity Long Short Fund

A Series of Northern Lights Fund Trust

Semi-Annual Report

Class A (ELSAX)
Class C (ELSCX)
Class I (ELSIX)
Class N (ELSNX)

888.524.9441

www.altegris.com/mutualfunds

Altegris Equity Long Short Fund

PORTFOLIO REVIEW (Unaudited)

September 30, 2015

The Fund’s performance figures* for the periods ended September 30, 2015, compared to its benchmarks:

			Annualized
				Since Inception	Since Inception
	Six Month	One Year	Three Year	April 30, 2012	October 7, 2013
Altegris Equity Long Short Fund - Class A	(2.34)%	2.81%	5.31%	4.95%	N/A
Altegris Equity Long Short Fund - Class A with load **	(7.98)%	(3.10)%	(3.24)%	3.15%	N/A
Altegris Equity Long Short Fund - Class C	(2.73)%	2.07%	N/A	N/A	2.50%
Altegris Equity Long Short Fund - Class I	(2.24)%	3.07%	5.59%	5.19%	N/A
Altegris Equity Long Short Fund - Class N	(2.34)%	2.81%	5.35%	4.95%	N/A
HFRX Equity Hedge Index ***	(5.21)%	(2.95)%	3.43%	2.89%	1.32%
S&P 500 Total Return Index ****	(6.18)%	(0.61)%	12.40%	12.11%	9.34%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual operating expense ratios, gross of fee waivers or expense reimbursements, are 4.04%, 4.79%, 3.79% and 4.04% for Class A, Class C, Class I and Class N shares, respectively, per the Fund’s prospectus dated March 4, 2015. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases; Class A and Class C shares my be subject to a contingent deferred sales charge of up to 1.00% imposed on certain redemptions. For performance information current to the most recent month-end, please call 1-888-524-9441.

**	Class A with load total return is calculated using the maximum sales charge of 5.75%.

***	HFRX Equity Hedge Index: Equity Hedge strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Equity Hedge managers would typically maintain at least 50%, and may in some cases be substantially entirely invested in equities, both long and short. Investors cannot invest directly in an index.

****	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

Top Ten Holdings by Industry	% of Net Assets
Retail	18.3%
Banks	17.0%
Equity Funds	11.1%
Software	9.5%
Diversified Financial Services	9.3%
Food	6.7%
Chemicals	5.8%
Pharmaceuticals	5.1%
Internet	4.2%
Media	4.1%
Other, Assets Less Liabilities	8.9%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Altegris Equity Long Short Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

September 30, 2015

Shares		Value
	INVESTMENTS - 94.5%
	COMMON STOCK - 85.8%
	AEROSPACE/DEFENSE - 3.1%
6,000	TransDigm Group, Inc. *+	$1,274,460

	APPAREL - 1.1%
13,243	Nike, Inc. +	1,628,492

	AUTO PARTS & EQUIPMENT - 0.1%
1,106	Visteon Corp. *+	111,971

	BANKS - 10.3%
10,890	Ameris Bancorp	313,088
11,235	Bank of America Corp.	175,041
51,180	Bank of New York Mellon Corp. +	2,003,697
4,034	BNCCORP, Inc. *+	64,544
21,074	Citigroup, Inc. +	1,045,481
41,287	Citizens Financial Group, Inc. +	985,108
3,882	Comerica, Inc.	159,550
12,254	Comerica, Inc. #	155,381
16,766	East West Bancorp, Inc. +	644,150
22,819	Evans Bancorp, Inc. +	565,911
15,657	FCB Financial Holdings, Inc. *+	510,731
39,879	Fifth Third Bancorp	754,112
27,217	First Foundation, Inc. *+	619,731
20,691	Green Bancorp, Inc, *	237,119
13,705	Heritage Financial Corp. +	257,928
74,518	KeyCorp +	969,479
22,566	Legacy Texas Financial Group, Inc. +	687,812
13,683	Merchants Bancshares, Inc. +	402,280
19,125	Metro Bancorp, Inc.	562,084
594	Northern Trust Corp. +	40,487
26,859	QCR Holdings, Inc. +	587,406
15,598	Seacost Banking Corp of Florida *+	228,979
12,303	Stonegate Bank +	391,358
6,569	SVB Financial Group *+	758,982
11,281	Veritex Holdings, Inc. *+	176,209
30,782	Wells Fargo & Co. +	1,580,656
		14,877,304
	BEVERAGES - 0.6%
257	Anheuser-Busch InBev SA - ADR +	27,324
8,310	Brown-Forman Corp. +	805,239
		832,563
	BIOTECHNOLOGY - 0.4%
3,857	Incyte Corp. *	425,543
5,901	Seattle Genetics, Inc. *+	227,543
		653,086
	BUILDING MATERIALS - 2.1%
70,831	Builders FirstSource, Inc. *+	898,137
4,792	Fortune Brands Home & Security, Inc.	227,476
651	Lennox International, Inc. +	73,778
8,742	Martin Marietta Materials, Inc.	1,328,347
28,756	Summit Materials, Inc. *+	539,750
		3,067,488
	CHEMICALS - 4.4%
10,036	Agrium, Inc.	898,222
10,849	CF Industries Holdings, Inc.	487,120
0	Chemours Company	1
9,700	Monsanto Co.	827,798
7,105	Sherwin Williams Co. +	1,582,852
27,393	W.R. Grace & Co. *	2,548,919
		6,344,912

See accompanying notes to financial statements.

Altegris Equity Long Short Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

September 30, 2015

Shares		Value
	COMMERCIAL SERVICES - 3.3%
23,345	Green Dot Corp. *+	$410,872
11,356	Intersections, Inc. *+	23,620
9,905	MasterCard, Inc. - Class A +	892,639
14,583	Moody’s Corp. +	1,432,051
57,123	Sabre Corp. +	1,552,603
9,256	SEI Investments Co. +	446,417
		4,758,202
	COMPUTERS - 0.9%
19,640	Amdocs Ltd.	1,117,123
1,156	Apple, Inc. +	127,507
		1,244,630
	COSMETICS / PERSONAL CARE - 0.1%
1,254	Edgewell Personal Care Co. +	102,326

	DIVERSIFIED FINANCIAL SERVICES - 5.6%
9,841	AerCap Holdings NV *+	376,320
9,211	Blackhawk Network Holdings, Inc. *	390,454
1,970	Charles Schwab Corp. +	56,263
17,459	Discover Financial Services +	907,693
89,560	Fly Leasing Ltd. - ADR +	1,182,192
18,242	FNF Group	647,044
6,478	Impac Mortgage Holdings, Inc. *+	105,915
2,563	Investment Technology Group, Inc. +	34,190
4,817	Lazard Ltd. - Cl. A - MLP +	208,576
30,281	Marlin Business Services Corp. +	466,025
18,608	Nelnet, Inc. +	644,023
31,847	Northstar Asset Management Group, Inc. +	457,323
5,615	On Deck Capital, Inc. *+	55,589
20,976	Santander Consumer USA Holdings, Inc. *+	428,330
6,987	Springleaf Holdings, Inc. *+	305,472
1,404	Synchrony Financial *	43,945
26,300	Visa, Inc. +	1,832,058
		8,141,412
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
3,299	Energizer Holdings, Inc. +	127,704

	ELECTRONICS - 1.8%
102,601	On Track Innovations Ltd. * +	82,071
9,327	Thermo Fisher Scientific, Inc. +	1,140,506
33,388	Trimble Navigation Ltd. *	548,231
23,723	Tyco International Plc. +	793,772
		2,564,580
	ENERGY - ALTERNATE SOURCES - 0.5%
38,387	Green Plains, Inc.	747,011

	ENTERTAINMENT - 0.2%
22,165	Reading International, Inc. *+	280,831

	FOOD - 4.5%
8,346	Calavo Growers, Inc.	372,565
24	Chocoladefabriken Lindt & Sprungli AG	1,698,127
30,110	Diamond Foods, Inc. *	929,195
6,164	Kraft Heinz Co. +	435,055
25,091	Post Holdings, Inc.	1,482,878
37,553	Tyson Foods, Inc.	1,618,534
		6,536,354
	HEALTHCARE-PRODUCTS - 3.0%
13,056	Becton Dickinson & Co.	1,732,009
7,989	Danaher Corp.	680,743
25,820	IDEXX Laboratories, Inc. *	1,917,135
1	Medtronic, Inc.	46
17,766	TearLab Corp. *+	35,710
		4,365,643
	HEALTHCARE-SERVICES - 1.1%
14,760	Aetna, Inc. *+	1,614,892

See accompanying notes to financial statements.

Altegris Equity Long Short Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

September 30, 2015

Shares		Value
	HOME BUILDERS - 0.2%
19,548	New Home Co., Inc. *+	$253,147
6,826	UCP, Inc. +	45,802
		298,949
	HOUSEHOLD PRODUCTS / WARES - 0.1%
890	Spectrum Brands Holdings, Inc. +	81,444

	INSURANCE - 1.2%
10,141	Assured Guaranty Ltd. +	253,525
14,590	Essent Group Ltd.	362,562
32,368	XL Group PLC +	1,175,606
		1,791,693
	INTERNET - 2.4%
2,923	Alphabet, Inc. *	1,865,956
125	Amazon.com, Inc. *+	63,986
45,432	Bankrate, Inc. *+	470,221
725	Facebook, Inc. *+	65,178
30,400	Wayfair, Inc. *+	1,065,824
		3,531,165
	INVESTMENT FIRMS - 0.1%
18,280	Gladstone Investment Corp.	128,691

	LEISURE TIME - 2.3%
35,701	Carnival Corp. +	1,774,340
27,017	Norwegian Cruise Line Holdings Ltd. *+	1,548,074
		3,322,414
	MACHINERY-DIVERSIFIED - 0.7%
51,750	Briggs & Stratton Corp.	999,293

	MEDIA - 3.4%
20,283	AMC Networks, Inc. *+	1,484,107
800	CBS Corp.	31,920
1,895	Liberty Global PLC	63,844
26,569	MSG Networks, Inc. *	1,916,688
13,523	Walt Disney Co.	1,382,051
		4,878,610
	MISCELLANEOUS MANUFACTURING - 1.2%
69,734	Genral Electric Co. +	1,758,691

	PACKAGING & CONTAINERS - 0.8%
87,044	Graphic Packaging Holding Co. +	1,113,293

	PHARMACEUTICALS - 5.1%
11,428	Allergan Plc *+	3,106,245
41,350	Axovant Sciences Ltd. *+	534,242
9,736	Ipsen SA	601,888
20,659	Phibro Animal Health Corp.	653,444
58,977	Zoetis, Inc. +	2,428,673
		7,324,492
	REITS - 1.3%
52,255	Bluerock Residential Growth REIT, Inc.	626,015
2,797	Colony Financial, Inc. +	54,709
103,892	NorthStar Realty Finance Corp. +	1,283,066
		1,963,790
	RETAIL - 15.6%
45,165	American Eagle Outfitters, Inc.	705,929
2,253	AutoZone, Inc. *+	1,630,789
2,652	Best Buy Co., Inc. +	98,442
38,468	BoJangles’, Inc. *	650,109
8,842	Buffalo Wild Wings, Inc. *+	1,710,308
13,203	Costco Wholesale Corp.	1,908,758
41,273	Dave & Buster’s Entertainment, Inc. +	1,561,358
11,870	Domino’s Pizza, Inc.	1,280,892
19,377	Home Depot, Inc. +	2,237,850
10,330	Hudson’s Bay Co. +	174,003

See accompanying notes to financial statements.

Altegris Equity Long Short Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

September 30, 2015

Shares		Value
	RETAIL (continued) - 15.6%
14,187	Jack in the Box, Inc.	$1,092,966
10,014	Lithia Motors, Inc.	1,082,614
108,486	Luby’s, Inc. *	539,175
8,365	McDonald’s Corp.	824,203
24,535	Nordstrom, Inc. +	1,759,405
3,535	O’Reilly Automotive, Inc. *+	883,750
13,380	Red Robin Gourmet Burgers, Inc. *	1,013,401
55,073	Sonic Corp. +	1,263,925
899	TJX Cos, Inc. +	64,207
14,192	Tractor Supply Co.	1,196,669
20,036	Vitamin Shoppe, Inc. *	653,975
2,549	Walgreens Boots Alliance, Inc. +	211,822
		22,544,550
	SEMICONDUCTORS - 0.7%
12,368	NXP Semiconductors NV *+	1,076,882

	SOFTWARE - 6.2%
58,388	Activision Blizzard, Inc. +	1,803,605
802	Adobe Systems, Inc. *+	65,940
60,765	Cornerstone OnDemand, Inc. *+	2,005,245
9,179	Intuit, Inc.	814,636
15,197	Proofpoint, Inc. *+	916,683
42,975	Qlik Technologies, Inc. *+	1,559,878
899	Red Hat, Inc. *+	64,620
25,487	Salesforce.com, Inc. *+	1,769,562
		9,000,169
	STORAGE / WAREHOUSING - 0.5%
50,180	Green Plains Partners LP *	662,376

	TELECOMMUNICATIONS - 0.0%
347	Palo Alto Networks, Inc. +	59,684

	TEXTILES - 0.6%
4,823	Mohawk Industries, Inc. *+	876,773

	TRANSPORTATION - 2.2%
43,091	CAI International, Inc. *+	434,357
9,326	FedEx Corp.	1,342,757
15,752	Union Pacific Corp. +	1,392,634
1,553	XPO Logistics, Inc. * +	37,008
		3,206,756
	WATER - (0.1)%
13,946	PICO Holdings, Inc. *+	134,997

	TOTAL COMMON STOCK (Cost - $123,163,957)	124,028,573

	EXCHANGE TRADED FUNDS - 0.2%
	DEBT FUND - 0.2%
4,750	PureFunds ISE Cyber Security ETF *+	119,937
6,228	SPDR S&P Homebuilders ETF	213,184
	TOTAL EXCHANGE TRADED FUNDS (Cost - $361,181)	333,121

Number of
Contracts **		Expiration	Value
	PURCHASED OPTIONS - 0.1% *
	CALL OPTIONS - 0.0%
54	Autodesk, Inc., @ $55.00	Oct-15	324
75	Colony Financial, Inc., @ $22.50	Dec-15	1,875
99	CommVault Systems, Inc., @ $45.00	Oct-15	4,950
26	Demandware, Inc., @ $70.00	Oct-15	2,080
50	Inestment Technology Group, Inc., @ $30.00	Oct-15	500
26	Macy’s, Inc., @ $70.00	Nov-15	377
64	NorthStar Realty Finance Corp., @ $15.00	Jan-16	960
16	Royal Caribbean Cruises Ltd., @ $97.50	Oct-15	304
27	Sandisk Corp., @ $62.50	Oct-15	1,242
95	Teradata Corp., @ $45.00	Oct-15	3,800
25	Walgreens Boots Alliance, Inc., @ $100.00	Oct-15	125
15	World Acceptance Corp., @ $95.00	Oct-15	1,275
473	Yandex NV, @ $25.00	Nov-15	7,095
50	Yelp, Inc., @ $30.00	Oct-15	250
			25,157

See accompanying notes to financial statements.

Altegris Equity Long Short Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

September 30, 2015

Number of
Contracts **		Expiration	Value
	PURCHASED OPTIONS - 0.1% *
	PUT OPTIONS - 0.1%
32	F5 Networks, Inc., @ $110.00	Oct-15	$3,648
48	International Business Machines Corp., @ $135.00	Oct-15	7,632
25	Intersections, Inc., @ $2.50	Oct-15	1,250
71	Intersections, Inc., @ $5.00	Oct-15	20,945
88	Intersections, Inc., @ $5.00	Jan-16	25,740
64	iShares MSCI Brazil Capped ETF, @ $20.00	Oct-15	4,288
128	Juniper Networks, Inc., @ $25.00	Oct-15	3,904
26	MercadoLibre, Inc., @ $85.00	Oct-15	3,770
64	Powershares QQQ Trust Series 1, @ $100.00	Oct-15	2,560
48	Qlik Technologies, Inc., @ $38.00	Oct-15	12,600
64	SAP SE, @ $60.00	Oct-15	2,720
64	VeriFone Systems, Inc., @ $25.00	Oct-15	1,280
			90,337

	TOTAL PURCHASED OPTIONS (Cost - $163,556)		115,494

	TOTAL INVESTMENTS - 86.1% (Cost - $123,688,694) (a)		$124,477,188
	OTHER ASSETS LESS LIABILITIES - 13.9%		20,113,548
	NET ASSETS - 100.0%		$144,590,736

Shares
	SECURITIES SOLD SHORT - (49.7)%
	COMMON STOCK - (38.7)%
	AGRICULTURE - (0.5)%
(7,511)	Andersons, Inc.		(255,825)
(10,014)	Archer-Daniels-Midland Co.		(415,080)
			(670,905)
	AUTO MANUFACTURERS - (0.7)%
(4,052)	Tesla Motors, Inc. *		(1,006,517)

	AUTO PARTS & EQUIPMENT - (1.3)%
(31,340)	Dorman Products, Inc. *		(1,594,893)
(35,060)	Titan International, Inc.		(231,747)
			(1,826,640)
	BANKS - (6.8)%
(21,020)	Bank of America Corp.		(327,492)
(33,747)	Bank of Nova Scotia		(1,487,568)
(10,848)	C1 Financial, Inc. *		(206,654)
(2,904)	CIT Group, Inc.		(116,247)
(2,153)	Comerica, Inc.		(88,488)
(8,960)	ConnectOne Bancorp, Inc.		(172,928)
(7,597)	Cullen/Frost Bankers, Inc.		(483,017)
(20,400)	CVB Financial Corp.		(340,680)
(18,872)	First Financial Bankshares, Inc.		(599,752)
(5,731)	First Republic Bank		(359,735)
(52,181)	FNB Corp.		(675,744)
(4,937)	Independent Bank Group, Inc.		(189,729)
(2,388)	KeyCorp		(31,068)
(11,397)	Live Oak BancShares, Inc.		(223,837)
(13,039)	Opus Bank		(498,611)
(5,618)	PacWest Bancorp		(240,507)
(8,096)	PrivateBancorp, Inc.		(310,320)
(6,359)	Prosperity Bancshares, Inc.		(312,290)
(5,127)	South State Corp.		(394,112)
(10,463)	UMB Financial Corp.		(531,625)
(17,704)	Umpqua Holdings Corp.		(288,575)
(13,224)	United Bankshares, Inc.		(502,380)
(75,056)	Valley National Bancorp		(738,551)
(16,391)	Westamerica Bancorporation		(728,416)
			(9,848,326)
	BEVERAGES - (1.1)%
(6,416)	Boston Beer Co., Inc. *		(1,351,274)
(18,402)	DavidsTea, Inc. *		(288,175)
			(1,639,449)

See accompanying notes to financial statements.

Altegris Equity Long Short Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

September 30, 2015

Shares		Value
	CHEMICALS - (1.4)%
(30,082)	AgroFresh Solutions, Inc. *	$(238,851)
(32,546)	America Vanguard Corp.	(376,232)
(26,715)	CVR Partners LP - MLP	(249,785)
(9,180)	FMC Corp.	(311,294)
(9,428)	Mosaic Co.	(293,305)
(20,028)	Platform Specialty Products Corp.	(253,354)
(14,042)	Potash Corp of Saskatechwan, Inc.	(288,563)
		(2,011,384)
	COMMERCIAL SERVICES - (0.0)%
(11,356)	Intersections, Inc. *	(23,620)

	COMPUTERS - (0.1)%
(811)	Infosys ltd. - ADR	(15,482)
(215)	International Business Machines Corp. +	(31,169)
(257)	Manhattan Associates, Inc. *	(16,011)
(1,156)	VerfFone Systems, Inc. *	(32,056)
		(94,718)
	COSMETICS / PERSONAL CARE - (0.2)%
(2,550)	Colgate - Palmolive Co.	(161,823)
(2,468)	Procter & Gamble Co.	(177,548)
		(339,371)
	DISTRIBUTION/WHOLESALE - (0.1)%
(1,521)	Fastenal Co.	(55,684)
(578)	Ingram Micro, Inc.	(15,745)
(268)	WW Grainger, Inc.	(57,623)
		(129,052)
	DIVERSIFIED FINANCIAL SERVICES - (3.6)%
(27,323)	American Express Co.	(2,025,454)
(1,212)	Credit Acceptance Corp. *	(238,606)
(3,300)	Ellie Mae, Inc. *	(219,681)
(6,478)	Impac Mortgage Holdings, Inc. *	(105,915)
(64,764)	Ladenburg Thalmann Financial Services, Inc. *	(136,652)
(4,144)	LendingClub Corp. *	(54,825)
(40,097)	LPL Financial Holdings, Inc.	(1,594,658)
(10,004)	On Deck Capital, Inc. *	(99,040)
(6,120)	Synchrony Financial *	(191,556)
(8,104)	T. Rowe Price Group, Inc.	(563,228)
(2,055)	Waddell & Reed Financial, Inc.	(71,452)
		(5,301,067)
	ELECTRICAL COMPONANTS & EQUIPMENT - (0.0)%
(780)	Emerson Electric Co.	(34,453)

	ELECTRONICS - (0.6)%
(49,715)	Gentex Corp.	(770,583)
(770)	Jabil Circuit, Inc.	(17,225)
(225)	Tech Data Corp. *	(15,413)
		(803,221)
	ENERGY-ALTERNATE SOURCES - (0.1)%
(23,069)	Renewable Energy Group, Inc. *	(191,011)

	FOOD - (2.2)%
(25,045)	Amira Nature Foods Ltd.	(138,248)
(6,692)	B & G Foods, Inc.	(243,923)
(15,021)	Chefs’ Warehouse, Inc. *	(212,697)
(35,061)	Darling Ingredients, Inc. *	(394,086)
(18,780)	Fresh Market, Inc. *	(424,240)
(6,018)	General Mills, Inc.	(337,790)
(3,338)	Ingredion, Inc.	(291,441)
(15,045)	Pilgrim’s Pride Corp.	(312,635)
(5,416)	Sanderson Farms, Inc.	(371,375)
(2,054)	Sprouts Farmers Market, Inc. *	(43,339)
(4,348)	TreeHouse Foods, Inc. *	(338,231)
(2,023)	Whole Foods Market, Inc.	(64,028)
		(3,172,033)

See accompanying notes to financial statements.

Altegris Equity Long Short Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

September 30, 2015

Shares		Value
	HEALTHCARE - SERVICES - (1.0)%
(12,754)	UnitedHealth Group, Inc.	$(1,479,592)

	HOME BUILDERS - (0.1)%
(4,030)	Installed Building Products, Inc. *	(101,878)

	HOUSEHOLD PRODUCTS WARES - (0.1)%
(13,039)	SodaStream International Ltd. *	(179,417)

	INSURANCE - (1.6)%
(25,614)	Aflac, Inc.	(1,488,942)
(161,837)	Genworth Financial, Inc. - Class A *	(747,687)
		(2,236,629)
	INTERNET - (1.8)%
(1,284)	Ebay, Inc. *	(31,381)
(144)	F5 Networks, Inc. *+	(16,675)
(8,442)	LinkedIn Corp. *	(1,605,077)
(738)	Mercadolibre, Inc.	(67,202)
(8,442)	Netflix, Inc. *	(871,721)
		(2,592,056)
	INVESTMENT COMPANIES - (0.2)%
(8,689)	Main Street Capital Corp.	(231,649)

	LEISURE TIME - (1.8)%
(31,112)	Fox Factory Holding Corp. *	(524,548)
(36,903)	Harley-Davidson, Inc.	(2,025,975)
		(2,550,523)
	LODGING - (0.2)%
(11,593)	Diamond Resorts International, Inc.	(271,160)

	MACHINERY-CONSTRUCTION & MINING - (1.5)%
(33,398)	Caterpillar Inc.	(2,182,893)

	MACHINERY-DIVERSIFIED - (1.5)%
(7,510)	AGCO Corp.	(350,191)
(4,173)	Deere & Co.	(308,802)
(37,433)	Flowserve Corp.	(1,539,994)
		(2,198,987)
	METAL FABRICATE/HARDWARE - (0.2)%
(3,839)	Valmont Industries Inc.	(364,283)

	MISCELLANEOUS MANUFACTURING - (1.4)%
(18,952)	AptarGroup, Inc.	(1,250,074)
(25,175)	Colfax Corp. *	(752,984)
		(2,003,058)
	OFFICE/BUSINESS EQUIPMENT - (0.0)%
(1,499)	Xerox Corp.	(14,585)

	REITS - (0.4)%
(10,682)	Hudson Pacific Properties, Inc.	(307,535)
(16,738)	Pennsylvania Real Estate Investment Trust	(331,915)
		(639,450)
	RETAIL - (2.7)%
(38,903)	Brinker International, Inc.	(2,049,021)
(7,010)	Cabela’s, Inc. - Class A *	(319,656)
(10,363)	Cash America International, Inc.	(289,853)
(9,201)	Chuy’s Holdings, Inc. *	(261,308)
(29,208)	Del Frisco’s Restaurant Group, Inc.	(405,699)
(1,592)	Gap, Inc.	(45,372)
(1,669)	Lowe’s Cos, Inc.	(115,027)
(29,273)	Noodles & Co. *	(414,506)
(820)	Target Corp.	(64,501)
		(3,964,943)

See accompanying notes to financial statements.

Altegris Equity Long Short Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

September 30, 2015

Shares		Value
	SAVINGS & LOANS - (0.9)%
(32,048)	New York Community Bancorp, Inc.	$(578,787)
(30,620)	People’s United Financial, Inc.	(481,653)
(13,073)	Washington Federal, Inc.	(297,411)
		(1,357,851)
	SEMICONDUCTORS - (1.2)%
(527)	Intel Corp.	(15,884)
(33,770)	Texas Instruments, Inc.	(1,672,290)
		(1,688,174)
	SOFTWARE - (3.3)%
(13,681)	ANSYS, Inc. *	(1,205,843)
(237)	Cerner Corp. *	(14,211)
(13,508)	NetSuite, Inc. *	(1,133,321)
(417)	Qlik Technologies, Inc. *	(15,200)
(237)	SAP SE - ADR	(15,355)
(17,088)	ServiceNow, Inc.	(1,186,762)
(193)	Vmware, Inc. *	(15,206)
(17,062)	Workday, Inc. - Class A	(1,174,889)
		(4,760,787)
	TELECOMMUNICATIONS - (0.1)%
(482)	AT&T, Inc.	(15,704)
(642)	Juniper Networks, Inc.	(16,506)
(8,025)	Spring Corp.	(30,816)
(353)	Verizon Communications, Inc.	(15,359)
		(78,385)

	TOTAL COMMON STOCK (Proceeds - $60,955,966)	(55,988,067)

	EXCHANGE TRADED FUNDS - (11.0)%
	DEBT FUND - (0.3)%
(13,143)	SPDR Barclays High Yield Bond ETF	(468,679)

	EQUITY FUNDS - (10.7)%
(5,117)	Consumer Staples Select Sector SPDR Fund	(241,471)
(66,639)	Financial Select Sector SPDR Fund	(1,510,040)
(4,762)	Industrial Select Sector SPDR Fund	(237,576)
(28,324)	iShares Mortgage Real Estate Capped ETF	(281,541)
(2,300)	iShares Russell 2000 ETF	(251,160)
(327)	Market Vectors Semiconductor ETF	(16,311)
(4,750)	PureFunds ISE Cybyer Security ETF *	(119,937)
(64,500)	SPDR S&P 500 ETF Trust	(12,360,135)
(8,799)	SPDR S&P Homebuilders ETF	(301,190)
(8,211)	SPDR S&P Regional Banking ETF	(338,129)
		(15,657,490)

	TOTAL EXCHANGE TRADED FUNDS - (Proceeds - $16,912,247)	(16,126,169)

	TOTAL SECURITIES SOLD SHORT (Proceeds - $77,868,213) (a)	$(72,114,236)

Number of
Contracts **		Expiration
	WRITTEN OPTIONS - 0.0% *
	CALL OPTIONS - 0.0%
(5)	Legacy Texas Financial Group, Inc., @ $22.50	Oct-15	$(3,875)
(5)	Legacy Texas Financial Group, Inc., @ $25.00	Oct-15	(2,625)
(119)	Northstar Realty Finance Corp., @ $19.00	Dec-15	(5,950)
(27)	Sandisk., @ $72.50	Oct-15	(256)
	TOTAL WRITTEN OPTIONS (Proceeds - $7,526)		$(12,706)

See accompanying notes to financial statements.

Altegris Equity Long Short Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

September 30, 2015

ADR	American Depositary Receipt

CME	Chicago Mercantile Exchange

EUR	Eurex Deutschland

MLP	Master Limited Partnership

ETF	Exchange Traded Fund

REIT	Real Estate Investment Trust

*	Non-income producing security.

**	Each option contract allows the holder of the option to sell 100 shares of the underlying security.

#	Warrant

+	All or part of the security was held as collateral for securities sold short as of September 30, 2015.

(a)	Represents cost for financial reporting purpose. Aggregate cost for federal tax purposes (excluding securities sold short and including purchase options) is $123,035,105 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$7,701,444
Unrealized Depreciation:	(6,259,361)
Net Unrealized Appreciation:	$1,442,083

	FUTURES CONTRACT
	OPEN FUTURES CONTRACTS
					Unrealized
				Notional Value at	Appreciation
Contracts	Issue	Exchange	Expiration	September 30, 2015	(Depreciation)
2	S & P 500 E- Mini	CME	12/18/15	$190,875	$2,950
26	STOXX 600 Banks Index Future	EUR	12/18/15	266,632	(10,996)
					$(8,046)

TOTAL RETURN SWAPS

Total Return on			Notional Amount at				Unrealized
Reference Index	Reference Entity	Number of Shares	September 30, 2015	Financing Rate	Termination Date	Counterparty	Depreciation
Receive	Barclays PLC	12,357	$52,744	0.28%	8/17/2016	JP Morgan	$(5,961)
Receive	Barclays PLC	20,120	36,137	0.28%	8/27/2016	JP Morgan	(3,611)

Unrealized
Appreciation
Custom total return swap with JP Morgan Chase & Co. (“JP Morgan”). This swap orivdes exposure to the total return on a basket of securities that are calculated on a daily basis. Under the terms of the swap, the adviser has the ability to periodically adjust the notional level of the swap. The Swap was effective on April 24, 2015 and has a term of three years unless earlier terminated. In addition, the swap provides a financing fee to JP Morgan, in the amount of 1.36%. (Financing Notional Amount $55,814)	$4,575

Net unrealized Depreciation on swap contracts:	$(4,997)

See accompanying notes to financial statements.

Altegris Equity Long Short Fund

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

September 30, 2015

ASSETS
Investment securities:
At cost	$123,688,694
At value	$124,477,188
Cash	94,512,117
Cash denominated in foreign currency (cost $921,956)	900,365
Receivable for securities sold	3,924,228
Receivable for Fund shares sold	217,494
Unrealized appreciation on forward currency exchange contracts	25,882
Unrealized appreciation on swap contracts	4,575
Unrealized appreciation on futures contracts	2,950
Receivable for Swaps	2,476
Dividends and interest receivable	1,437
Prepaid expenses and other assets	32,560
TOTAL ASSETS	224,101,272

LIABILITIES
Securities sold short, at value (proceeds $77,868,213)	72,114,236
Payable for investments purchased	5,737,777
Cash overdraft denominated in foreign currency (proceeds $1,364,839)	1,266,294
Investment advisory fees payable	201,085
Payable for Fund shares repurchased	66,266
Options written, at value (proceeds $7,526)	12,706
Unrealized depreciation on futures contracts	10,996
Unrealized depreciation on swap contracts	9,572
Payable for securities purchased swaps	7,863
Distribution (12b-1) fees payable	7,599
Unrealized depreciation on forward currency contracts	1,766
Accrued expenses and other liabilities	74,376
TOTAL LIABILITIES	79,510,536
NET ASSETS	$144,590,736

Composition of Net Assets:
Paid in capital	$135,646,751
Accumulated net investment gain	(1,722,455)
Accumulated net realized loss from investments	4,041,388
Net unrealized appreciation of investments	6,625,052
NET ASSETS	$144,590,736

Net Asset Value Per Share:
Class A Shares:
Net Assets	$8,500,395
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	783,888
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)(b)	$10.84
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%) (c)	$11.50
Class C Shares:
Net Assets	$3,029,990
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	283,719
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$10.68
Class I Shares:
Net Assets	$116,646,940
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	10,669,450
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$10.93
Class N Shares:
Net Assets	$16,413,411
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1,513,826
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$10.84

(a)	For certain purchases of $1 million or more, a 1.00 % contingent deferred sales charge may apply to redemptions made within 18 months of purchase in the amount of the commissions paid on the shares redeemed

(b)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

(c)	On investments of $25,000 or more, the offering price is reduced.

See accompanying notes to financial statements.

Altegris Equity Long Short Fund

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended September 30, 2015

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $13,876)	$848,001
Interest	583
TOTAL INVESTMENT INCOME	848,584
EXPENSES
Advisory fees	1,289,828
Short sale dividend and interest expense	1,136,303
Custodian fees	38,333
Distribution (12b-1) fees:
Class A	10,315
Class C	14,912
Class N	21,029
Administrative services fees	39,977
Registration fees	37,059
Professional fees	27,190
Transfer agent fees	30,501
Non 12b-1 shareholder servicing fees	39,555
Accounting services fees	11,356
Compliance officer fees	10,451
Printing and postage expenses	13,949
Trustees fees and expenses	6,817
Insurance expense	6,317
TOTAL EXPENSES	2,733,892
Less: Fees waived by the Advisor	(85,213)
NET EXPENSES	2,648,679

NET INVESTMENT LOSS	(1,800,095)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	2,116,929
Securities sold short	2,200,604
Options purchased	(123,996)
Options written	25,880
Futures	127,493
Foreign currency exchange contracts	(48,516)
Swaps	44,835
Foreign currency transactions	38,223
Net Realized Gain	4,381,452

Net change in unrealized appreciation (depreciation) on:
Investments	(10,989,682)
Securities sold short	5,182,508
Options purchased	(73,497)
Options written	(7,418)
Futures	(10,298)
Foreign currency exchange contracts	69,967
Swaps	(4,997)
Foreign currency translations	(64,732)
Net Change in Appreciation (Depreciation)	(5,898,149)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(1,516,697)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,316,792)

See accompanying notes to financial statements.

Altegris Equity Long Short Fund

STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	September 30, 2015	March 31, 2015
	(Unaudited)
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment loss	$(1,800,095)	$(3,866,903)
Net realized gain on investments	4,381,452	9,733,731
Net change in unrealized appreciation (depreciation) on investments	(5,898,149)	3,603,253
Net increase (decrease) in net assets resulting from operations	(3,316,792)	9,470,081

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains
Class A	—	(226,224)
Class I	—	(3,193,927)
Class C	—	(77,758)
Class N	—	(485,701)
Total distributions to shareholders	—	(3,983,610)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,265,740	3,901,626
Class C	402,287	2,269,661
Class I	11,993,995	57,443,153
Class N	2,805,790	5,819,668
Net asset value of shares issued in reinvestment of distributions:
Class A	—	165,101
Class C	—	59,288
Class I	—	2,836,225
Class N	—	479,594
Redemption fee proceeds:
Class A	30	169
Class C	11	18
Class I	435	1,336
Class N	61	329
Payments for shares redeemed:
Class A	(608,248)	(11,196,765)
Class C	(286,137)	(593,692)
Class I	(12,415,596)	(50,033,426)
Class N	(3,234,906)	(23,328,076)
Net decrease from shares of beneficial interest transactions	(76,538)	(12,175,791)

NET DECREASE IN NET ASSETS	(3,393,330)	(6,689,320)

NET ASSETS
Beginning of Period	147,984,066	154,673,386
End of Period *	$144,590,736	$147,984,066
* Includes accumulated net investment (loss) of:	$(1,722,455)	$77,640

SHARE ACTIVITY
Class A:
Shares Sold	114,289	365,214
Shares Reinvested	—	15,605
Shares Redeemed	(55,274)	(1,048,703)
Net increase (decrease) in shares of beneficial interest outstanding	59,015	(667,884)

Class C: (b)
Shares Sold	36,912	211,893
Shares Reinvested	—	5,652
Shares Redeemed	(26,299)	(55,741)
Net increase in shares of beneficial interest outstanding	10,613	161,804

Class I:
Shares Sold	1,079,041	5,369,848
Shares Reinvested	—	266,312
Shares Redeemed	(1,115,231)	(4,657,671)
Net increase (decrease) in shares of beneficial interest outstanding	(36,190)	978,489

Class N:
Shares Sold	254,145	540,415
Shares Reinvested	—	45,330
Shares Redeemed	(292,425)	(2,194,140)
Net decrease in shares of beneficial interest outstanding	(38,280)	(1,608,395)

(b)	Class C commenced operations on October 7, 2013.

See accompanying notes to financial statements.

Altegris Equity Long Short Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year or Period

	Class A		Class A	Class A		Class A (1)
	Six Months Ended		Year Ended	Year Ended		Period Ended
	September 30, 2015		March 31, 2015	March 31, 2014		March 31, 2013
	(Unaudited)
Net asset value, beginning of year/period	$11.10		$10.72	$10.51		$10.00

Income (loss) from investment operations:
Net investment (loss) (2)	(0.14)		(0.29)	(0.33)		(0.30)
Net realized and unrealized gain on investments	(0.12)		0.96	1.13		0.84
Total from investment operations	(0.26)		0.67	0.80		0.54

Less distributions from:
Net realized gains	—		(0.29)	(0.59)		(0.03)

Redemption fees collected (3)	0.00		0.00	0.00		0.00

Net asset value, end of year/period	$10.84		$11.10	$10.72		$10.51

Total return (4)	(2.34	)% (5)	6.35%	7.76	% (6)	5.40	% (5,6)

Net assets, at end of year/period (000s)	$8,500		$8,049	$14,924		$2,211

Ratios/Supplemental Data:

Ratio of gross expenses to average net assets including dividends from securities sold short and interest expense (7,8)	3.90	% (9)	4.11%	4.51%		5.13	% (9)
Ratio of gross expenses to average net assets excluding dividends from securities sold short and interest expense (7,8)	2.35	% (9)	2.41%	2.96%		3.85	% (9)
Ratio of net expenses to average net assets including dividends from securities sold short and interest expense (8)	3.78	% (9)	3.94%	4.27%		4.53	% (9)
Ratio of net expenses to average net assets excluding dividends from securities sold short and interest expense (8)	2.24	% (9)	2.24%	2.72%		3.24	% (9)

Ratio of net investment loss to average net assets (8,10)	(2.63	)% (9)	(2.67)%	(3.30)%		(3.19	)% (9)

Portfolio Turnover Rate	172	% (5)	330%	432%		517	% (5)

(1)	Class A commenced operations on April 30, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(9)	Annualized.

(10)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Altegris Equity Long Short Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year or Period

	Class C		Class C	Class C (1)
	Six Months Ended		Year Ended	Period Ended
	September 30, 2015		March 31, 2015	March 31, 2014
	(Unaudited)
Net asset value, beginning of year/period	$10.98		$10.68	$11.04

Income (loss) from investment operations:
Net investment (loss) (2)	(0.18)		(0.37)	(0.17)
Net realized and unrealized gain on investments	(0.12)		0.96	0.40
Total from investment operations	(0.30)		0.59	0.23

Less distributions from:
Net realized gains	—		(0.29)	(0.59)

Redemption fees collected (3)	0.00		0.00	0.00

Net asset value, end of year/period	$10.68		$10.98	$10.68

Total return (4)	(2.72	)% (5)	5.62%	2.21	% (5)

Net assets, at end of year/period (000s)	$3,030		$2,998	$1,188

Ratios/Supplemental Data:

Ratio of gross expenses to average net assets including dividends from securities sold short and interest expense (6,7)	4.65	% (8)	4.86%	4.84	% (8)
Ratio of gross expenses to average net assets excluding dividends from securities sold short and interest expense (6,7)	3.10	% (8)	3.16%	3.29	% (8)
Ratio of net expenses to average net assets including dividends from securities sold short and interest expense (7)	4.53	% (8)	4.69%	4.60	% (8)
Ratio of net expenses to average net assets excluding dividends from securities sold short and interest expense (7)	2.99	% (8)	2.99%	3.05	% (8)

Ratio of net investment loss to average net assets (7,9)	(3.38	)% (8)	(3.42)%	(3.51	)% (8)

Portfolio Turnover Rate	172	% (5)	330%	432	% (5)

(1)	Class C commenced operations on October 7, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(8)	Annualized.

(9)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Altegris Equity Long Short Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year or Period

	Class I		Class I	Class I		Class I (1)
	Six Months Ended		Year Ended	Year Ended		Period Ended
	September 30, 2015		March 31, 2015	March 31, 2014		March 31, 2013
	(Unaudited)
Net asset value, beginning of year/period	$11.18		$10.76	$10.53		$10.00

Income (loss) from investment operations:
Net investment (loss) (2)	(0.13)		(0.26)	(0.33)		(0.27)
Net realized and unrealized gain on investments	(0.11)		0.97	1.15		0.83
Total from investment operations	(0.25)		0.71	0.82		0.56

Less distributions from:
Net realized gains	—		(0.29)	(0.59)		(0.03)

Redemption fees collected (3)	0.00		0.00	0.00		0.00

Net asset value, end of year/period	$10.93		$11.18	$10.76		$10.53

Total return (4)	(2.24	)% (5)	6.70%	7.94	% (6)	5.60	% (5,6)

Net assets, at end of year/period (000s)	$116,647		$119,704	$104,698		$84,262

Ratios/Supplemental Data:

Ratio of gross expenses to average net assets including dividends from securities sold short and interest expense (7,8)	3.65	% (9)	3.86%	4.27%		4.88	% (9)
Ratio of gross expenses to average net assets excluding dividends from securities sold short and interest expense (7,8)	2.10	% (9)	2.16%	2.71%		3.60	% (9)
Ratio of net expenses to average net assets including dividends from securities sold short and interest expense (8)	3.53	% (9)	3.69%	4.02%		4.28	% (9)
Ratio of net expenses to average net assets excluding dividends from securities sold short and interest expense (8)	1.99	% (9)	1.99%	2.47%		2.99	% (9)

Ratio of net investment loss to average net assets (8,10)	(2.38	)% (9)	(2.40)%	(3.05)%		(2.94	)% (9)

Portfolio Turnover Rate	172	% (5)	330%	432%		517	% (5)

(1)	Class I commenced operations on April 30, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(9)	Annualized.

(10)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Altegris Equity Long Short Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year or Period

	Class N		Class N		Class N		Class N (1)
	Six Months Ended		Year Ended		Year Ended		Period Ended
	September 30, 2015		March 31, 2015		March 31, 2014		March 31, 2013
	(Unaudited)
Net asset value, beginning of year/period	$11.10		$10.71		$10.51		$10.00

Income (loss) from investment operations:
Net investment (loss) (2)	(0.15)		(0.29)		(0.36)		(0.30)
Net realized and unrealized gain on investments	(0.11)		0.97		1.15		0.84
Total from investment operations	(0.26)		0.68		0.79		0.54

Less distributions from:
Net realized gains	—		(0.29)		(0.59)		(0.03)

Redemption fees collected (3)	0.00		0.00		0.00		0.00

Net asset value, end of year/period	$10.84		$11.10		$10.71		$10.51

Total return (4)	(2.34	)% (5)	6.45	% (6)	7.66	% (6)	5.40	% (5,6)

Net assets, at end of year/period (000s)	$16,413		$17,232		$33,862		$33,053

Ratios/Supplemental Data:

Ratio of gross expenses to average net assets including dividends from securities sold short and interest expense (7,8)	3.90	% (9)	4.11%		4.51%		5.13	% (9)
Ratio of gross expenses to average net assets excluding dividends from securities sold short and interest expense (7,8)	2.35	% (9)	2.41%		2.96%		3.85	% (9)
Ratio of net expenses to average net assets including dividends from securities sold short and interest expense (8)	3.78	% (9)	3.94%		4.27%		4.53	% (9)
Ratio of net expenses to average net assets excluding dividends from securities sold short and interest expense (8)	2.24	% (9)	2.24%		2.72%		3.24	% (9)

Ratio of net investment loss to average net assets (8,10)	(2.63	)% (9)	(2.67)%		(3.30)%		(3.19	)% (9)

Portfolio Turnover Rate	172	% (5)	330%		432%		517	% (5)

(1)	Class N commenced operations on April 30, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(9)	Annualized.

(10)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Altegris Equity Long Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

September 30, 2015

1.	ORGANIZATION

The Altegris Equity Long Short Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund seeks to achieve long-term capital appreciation with moderate correlation to major equity market indices. The Fund commenced operations on April 30, 2012.

The Fund offers Class A, Class C, Class I and Class N shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed. Class C and Class N shares of the Fund are offered at their net asset value (“NAV”) without an initial sales charge. Class C shares are subject to a deferred sales charge of up to 1.00% on shares redeemed within 12 months of purchase. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A, Class C and Class N shares. All classes are subject to a 1.00% redemption fee on redemptions made with 30 days of the original purchase. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period ended. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Forward foreign exchange contract are valued by reference to the forward foreign exchange rate corresponding to the remaining life of the contract. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a

Altegris Equity Long Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2015

quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including,

Altegris Equity Long Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2015

for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2015 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$121,728,558	$2,300,015	$—	$124,028,573
Exchange Traded Funds	333,121			333,121
Purchase Options	115,494	—	—	115,494
Total Investments:	$122,177,173	$2,300,015	$—	$124,477,188

Derivatives
Futures	$2,950	$—	$—	$2,950
Forward currency exchange contracts	25,882	—	—	25,882
Swap	4,575	—	—	4,575
Total Assets:	$122,210,580	$—	$—	$124,510,595

Liabilities
Securities Sold Short
Common Stock *	$(54,500,499)	$(1,487,568)	$—	$(55,988,067)
Exchange Traded funds	(16,126,169)	—	—	(16,126,169)
Derivatives
Written Option	(12,706)	—	—	(12,706)
Futures	(10,996)	—	—	(10,996)
Swaps	(9,572)	—	—	(9,572)
Forward currency exchange contracts	—	(1,766)	—	(1,766)
Total Liabilities:	$(70,659,942)	$(1,489,334)	$—	$(72,149,276)

* Refer to the Portfolio of Investments for industry classification.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any level 3 securities during the period presented.

Security Transactions and Investment Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Foreign Currency Translations – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Altegris Equity Long Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2015

The Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for all open tax years or expected to be taken in the Fund’s 2015 tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the six months ended September 30, 2015, cost of purchases and proceeds from sales of portfolio securities, other than short sales, short-term investments and options amounted to $233,875,450 and $240,030,553, respectively. Purchases and proceeds from securities and exchange traded funds sold short amounted $254,736,050 and $250,945,347 respectively.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain.

Altegris Equity Long Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2015

Futures Contracts – The Fund is subject to the risk of investing in futures as part of its principal its investment strategy. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date.

The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. For the six months ended September 30, 2015, the Fund had a loss of $123,996 which is included in the net realized loss from Options purchased and had a gain of $25,880 which is included in the net realized gain from Options written in the Statement of Operations.

The number of option contracts written and the premiums received by the Fund for the six months ended September 30, 2015, were as follows:

	Call Options		Put Options
	Number of	Premiums	Number of	Premiums
Written Options	Contracts	Received	Contracts	Received
Options outstanding, beginning of period	—	$—	281	$16,066
Option written	859	51,485	175	11,020
Option closed	(359)	(28,589)	(277)	(19,614)
Option expiration	(344)	(15,370)	(179)	(7,472)
Options outstanding, end of period	156	$7,526	—	$—

Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The Fund may purchase call options as a temporary substitute for the purchase of individual securities, which then could be purchased in orderly fashion. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security, in connection with which an option was purchased, moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Altegris Equity Long Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2015

The Fund may enter into foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing forward currency exchange contracts, the Fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forwards currency exchange contracts, the Fund would incur a loss if the value of the contract increases between the date the foreign currency exchange contract is opened and the date the forward currency exchange contract is closed. The Fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the Fund would incur a loss if the value of the contract decreases between the date the forward currency exchange contract is opened and the date the forward currency exchange contract is closed. The Fund realizes a gain if the value of the contract increases between those dates. The Fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The Fund also is exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts, which is typically limited to the unrealized gain on each open contract. As of September 30, 2015, the following forward currency exchange contracts were open:

	Settlement		Currency Amount	Cost		Unrealized
Foreign Currency	Date	Counterparty	Purchased	(US $)	Fair Value	(Depreciation)
To Buy:
British Pound	12/16/2015	J.P. Morgan	76,154	$115,312	$—	$(1,766)
				$115,312		$(1,766)

	Settlement		Currency Amount	Cost		Unrealized
Foreign Currency	Date	Counterparty	Purchased	(US $)	Fair Value	Depreciation
To Sell:
British Pound	12/16/2015	J.P. Morgan	76,153	$115,311	$—	$2,092
Euro	12/16/2015	J.P. Morgan	586,393	655,282	—	9,669
Swiss Franc	12/16/2015	J.P. Morgan	1,575,480	1,617,233	—	14,121
				$2,387,826	$—	$25,882

Offsetting of Financial Assets and Derivative Assets

The Fund’s policy is to recognize a net asset or liability equal to the unrealized forward currency contract and options. During the year ended September 30, 2015, the Fund was not subject to any master netting arrangements.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of September 30, 2015:

Derivative Investment Type	Location on the Statement of Assets and Liabilities
Equity/Future/Currency Contracts/Swaps	Unrealized appreciation on forward currency exchange contracts
Unrealized depreciation on forward currency exchange contracts
Unrealized appreciation on futures contracts
Unrealized depreciation on futures contracts
Unrealized appreciation on Swap contracts
Unrealized depreciation on Swap contracts
Options Written, at value
Options Purchased/Investment securities

Altegris Equity Long Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2015

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of September 30, 2015:

Asset Derivatives Investment Value		Liabilities Derivatives Investment Value
Derivative Investment Type	Equity	Derivative Investment Type	Currency	Equity
Options Purchased	$115,494	Options Written	$12,707	—
Swap	4,575	Swaps		9,572
Forward Foregin Currency Contracts	25,882	Forward Foreign Currency Contracts	—	1,766
Futures Contract	2,950	Futures Contract	—	10,996
	$148,901		$12,707	$22,334

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the six months ended September 30, 2015:

Derivative Investment Type	Location of Gain/Loss on Derivative
Equity/Currency Contracts	Net realized gain (loss) from:
options purchased
options written
foreign currency exchange contracts
futures contracts
swap contracts
Net change in unrealized appreciation (depreciation) on:
option contracts purchased
option contracts written
forward foreign currenct exchange contracts
futures contracts
swap contracts

Altegris Equity Long Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2015

The following is a summary of the Fund’s realized gain (loss) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the six months ended September 30, 2015:

Realized gain/(loss) on derivatives recognized in the Statement of Operations

			Total for the
		Foreign Exchange	Six Months Ended
Derivative Investment Type	Equity Risk	Risk	September 30, 2015
Options purchased	$(123,996)	$—	$(123,996)
Options written	25,880	—	25,880
Futures contracts	127,493	—	127,493
Swaps	44,835		44,835
Forward currency exchange contracts	—	(48,516)	(48,516)
	$74,212	$(48,516)	$25,696

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statement of Operations
			Total for the
		Foreign Exchange	Six Months Ended
Derivative Investment Type	Equity Risk	Risk	September 30, 2015
Options purchased	$(73,497)	$—	$(73,497)
Options written	(7,418)	—	(7,418)
Futures contracts	(10,298)		(10,298)
Swaps	(4,997)		(4,997)
Forward currency exchange contracts		69,967	69,967
	$(96,210)	$69,967	$(26,243)

The notional value of the derivative instruments outstanding as of September 30, 2015 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

4.	INVESTMENT ADVISORY AGREEMENT, TRANSACTIONS WITH AFFILIATES AND OTHER FEES

Altegris Advisors, L.L.C., serves as the Fund’s investment Advisor (the “Advisor”). The Advisor allocates portions of the Fund’s portfolio to be managed by certain sub-advisors, which, at the beginning of the fiscal period, included Chilton Investment Company, LLC, Harvest Capital Strategies, LLC, Sterling Ridge Capital Management, LP and Visium Asset Management, LP (the “Sub-Advisors”).

Pursuant to an advisory agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on the Fund’s average daily net assets and is computed at 1.75%. Pursuant to each sub-advisory agreement between the Advisor and each Sub-Advisor, each Sub-Advisor is entitled to receive, on a monthly basis, a percentage of the net assets of their managed allocated portion. The Sub-Advisors are paid by the Advisor not the Fund. During the six months ended September 30, 2015 the Advisor earned $1,289,828 in management fees of which $201,085 remained payable at year end.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; expenses incurred in connection with

Altegris Equity Long Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2015

any merger or reorganization; and extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Advisor)) will not exceed 2.24%, 2.99%, 1.99% and 2.24% of the daily average net assets attributable to each of the Class A, Class C, Class I and Class N shares, respectively. This agreement shall remain in effect until at least July 31, 2016. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. During the six months ended September 30, 2015, the Advisor waived $85,213 of expenses. Cumulative expenses subject to the aforementioned conditions will expire March 31 of the following years:

2016	$328,007
2017	318,332
2018	270,016
2019	85,213
$1,001,568

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for each of Class A, Class C and Class N shares (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25%, 1.00% and 0.25% of the average daily net assets attributable to Class A, Class C and Class N shares, respectively. The fee is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. During the six months ended September 30, 2015, pursuant to the Plans, Class A, Class C and Class N shares paid $10,315, $14,912 and $21,029, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class I and Class N shares. During the six months ended September 30, 2015, the Distributor received $8,169 in underwriting commissions for sales of Class A shares of which $1,127 was retained by the principal underwriter or other affiliated broker-dealers.

The Fund is part of a series of Altegris Mutual Funds or mutual fund family (“Family”) comprised of the Fund, Altegris Managed Futures Strategy Fund, Altegris Futures Evolution Strategy Fund, Altegris Macro Strategy Fund, Altegris Fixed Income Long Short Fund, Altegris Multi-Strategy Alternative Fund and Altegris AACA/Real Estate Long Short Fund.

The Family shares the minimum annual fees based on a percentage of the average net assets of each fund. Pursuant to separate servicing agreements with GFS, (Gemini Fund Services, LLC) the Funds pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Family. GFS provides a Principal Executive Offer and a Principal Financial Officer to the Trust.

In addition, certain affiliates of the Distributor provide ancillary services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”)

GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to the servicing agreement with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. A Trustee and certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS and the Distributor provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Altegris Equity Long Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2015

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-ho basis.

5.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund. For the year ended March 31, 2015, Class A, Class C, Class I and Class N assessed redemption fees in the amounts of $30, $11, $435 and $61, respectively.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the year ended March 31, 2015 and the year ended March 31, 2014 was as follows:

	Fiscal Period Ended	Fiscal Period Ended
	March 31, 2015	March 31, 2014
Ordinary Income	$979,028	$7,467,564
Long-Term Capital Gain	3,004,582	48,534
	$3,983,610	$7,516,098

As of March 31, 2015, the components of distributable earnings (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital	Other	Post October	Unrealized	Total
Ordinary	Long-Term	Loss	Book/Tax	Loss and	Appreciation	Accumulated
Income	Gains	Carry Forwards	Tax Differences	Late Year Loss	(Depreciation)	Earnings (Deficits)
$—	$1,507,951	$—	$(488,061)	$—	$11,240,887	$12,260,777

The difference between book basis and tax basis accumulated net investment income, accumulated net realized gains/losses and unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales and straddles, mark-to-market on open foreign currency forward and futures contracts, and adjustments for C-Corp, partnerships, passive foreign investment companies and constructive sales.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), the reclass of net operating losses, and adjustments for C-corp, passive foreign investment corporations, partnerships and business development companies, resulted in reclassification for the year ended March 31, 2015 as follows:

	Undistributed Net	Accumulated
	Investment	Net Realized
Paid In Capital	Income (Loss)	Gains (Loss)
$—	$3,967,270	$(3,967,270)

7.	NEW ACCOUNTING PRONOUNCEMENTS

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)”. The amendments in ASU No. 2015-07 remove the requirements to categorize within the fair value hierarchy measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

Altegris Equity Long Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2015

8.	SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements, except as stated below.

The Board approved a new Sub-advisory agreement between the Advisor and Convector Capital Management, LP at an in person meeting held on September 29-30 2015. The new Sub-advisory agreement is expected to be effective on or about November 23, 2015.

Altegris Equity Long Short Fund
EXPENSE EXAMPLES (Unaudited)
September 30, 2015

As a shareholder of the Altegris Equity Long Short Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges, sold short and redemption fees; (2) ongoing costs, including management fees; expenses due to securities sold short; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Altegris Equity Long Short Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period beginning April 1, 2015 and ended September 30, 2015.

Table 1. Actual Expenses

Table 1 “Actual Expenses” provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period”.

Table 2. Hypothetical Example for Comparison Purposes

Table 2 below provides information about hypothetical account values and hypothetical expenses based on the Altegris Equity Long Short Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending Account	Expenses Paid During
Actual	Expense Ratio	Account Value	Value	Period *
Expenses		4/1/2015	9/30/2015	4/1/15 – 9/30/15
Class A	3.90%	$1,000.00	$976.60	$19.27
Class C	4.65%	$1,000.00	$972.80	$22.93
Class I	3.65%	$1,000.00	$977.60	$18.05
Class N	3.90%	$1,000.00	$976.60	$19.27
Table 2
	Annualized	Beginning	Ending Account	Expenses Paid During
Hypothetical	Expense Ratio	Account Value	Value	Period *
(5% return before expenses)		4/1/2015	9/30/2015	4/1/15 – 9/30/15
Class A	3.90%	$1,000.00	$1,005.50	$19.55
Class C	4.65%	$1,000.00	$1,001.75	$23.27
Class I	3.65%	$1,000.00	$1,006.75	$18.31
Class N	3.90%	$1,000.00	$1,005.50	$19.55

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

Altegris Equity Long Short Fund
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2015

Altegris Long Short Equity Fund* – (Sub-Adviser- Chilton Investment Company, LLC)

In connection with the regular meeting held on August 19 & 20, 2015, the Board of Trustees (the “Board” or the “Trustees”) of Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment sub-advisory agreement (the “Sub-Advisory Agreement”) between Chilton Investment Company, LLC (“Chilton”) and Altegris Advisors, LLC (“Altegris”), with respect to Altegris Long Short Equity Fund (the “Fund”). In considering the renewal of the Sub-Advisory Agreement, the Trustees received materials specifically relating to the Sub-Advisory Agreement.

The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement, and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent & Quality of Services. The Trustees reviewed general information about Chilton, noting the firm is an employee owned business managing approximately $2.3 billion in client assets, and specializing in the development and management of global equity and alternative strategies for a wide variety of clients. The Board reviewed the background of the key personnel responsible for sub-advising the Fund taking into consideration their education and noting a deep investment team with a broad range of financial industry experience. The Trustees reviewed Chilton’s investment process noting that it utilizes a team of dedicated researchers and analysts to conduct in-depth fundamental analysis. They observed that Chilton exhibits a strong risk management culture, leveraging the skills and expertise of a portfolio risk committee that provides independent oversight and monitoring of the strategy’s risk guidelines. In addition to the compliance oversight performed by Altegris, the Board noted that Chilton also monitors compliance with the Fund’s investment limitations with respect to its delegated sleeve. The Trustees noted positively that Chilton reported no material compliance or litigation issues since the previous sub-advisory agreement approval, and successfully completed a 2014 SEC exam. The Board acknowledged that Chilton’s abundant resources and disciplined investment process have added value to the Fund. The Board also noted that shareholders have benefitted from having access to a hedge fund type manager and the relationship between Altegris and Chilton appears to be working well. The Board further concluded that Chilton should continue to provide a high level of quality service to the Fund, adviser and shareholders.

Performance. The Trustees agreed that Chilton appears to have added solid performance to the Fund during the period of its relationship with the Fund. They acknowledged that the portion of the Fund managed by Chilton over the past year returned more than two times the performance of the Fund overall. The Trustees noted that Chilton outperformed the S&P 500 by 3%, and beat the returns of its other benchmark indexes substantially. They further noted the largest monthly increase/decrease of Chilton’s sleeve compares favorably to the S&P 500, and the longer term performance data provided by Chilton appears favorable. The Trustees agreed that Chilton is a solid choice by Altegris and should be retained.

Altegris Equity Long Short Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
September 30, 2015

Fees & Expenses. The Trustees noted the sub-advisory fee and discussed it relative to the fee charged by Chilton to its other clients. They noted Chilton utilizes a typical hedge fund pricing model with its other clients, including a performance fee and the Fund’s sub-advisory fee is lower than the standard fee. They noted that the Fund assets managed by Chilton amount to a small fraction of its overall business, and agreed that Altegris had successfully negotiated a favorable fee to the benefit of the Fund and shareholders.

Economies of Scale. The Trustees considered whether Chilton has realized economies of scale with respect to the management of the Fund. The Trustees agreed that this was primarily an adviser level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense. After discussion, it was the consensus of the Trustees that the lack of breakpoints was acceptable.

Profitability. The Trustees reviewed a profitability analysis provided by Chilton. They noted Chilton realized a marginal profit in connection with its relationship with the Fund. After a discussion, the Trustees concluded Chilton’s profitability was reasonable.

Conclusion. Having requested and received such information from Chilton as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that renewal of the Sub-Advisory Agreement is in the best interests of the shareholders of Altegris Equity Long/Short Fund.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Altegris Equity Long Short Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
September 30, 2015

Altegris Long Short Equity Fund* - (Sub-Adviser- Harvest Capital Strategies, LLC)

In connection with the regular meeting held on August 19&20, 2015, the Board of Trustees (the “Board” or the “Trustees”) of Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment sub-advisory agreement (the “Sub-Advisory Agreement”) between Harvest Capital Strategies, LLC (“Harvest”) and Altegris Advisors, LLC (“Altegris”), with respect to Altegris Long Short Equity Fund (the “Fund”). In considering the renewal of the Sub-Advisory Agreement, the Trustees received materials specifically relating to the Sub-Advisory Agreement.

The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement, and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent & Quality of Services. The Trustees noted that Harvest manages approximately $2 billion in assets for institutions, family offices and high net worth individuals. The Board reviewed the background of the key personnel responsible for sub-advising the Fund taking into account their education and financial industry experience that encompasses previous positions as senior research analysts and hedge fund managers. The Trustees considered that Harvest’s investment process is focused on performing fundamental, bottom-up research on companies in a variety of industry sectors and varying market capitalizations using a wide variety of publicly available information to identify securities believed to be over or under valued. They agreed that Harvest appears to have demonstrated its solid risk management infrastructure allowing its investment team, operations team, and Chief Operating Officer to monitor trading activity through proprietary risk dashboards that produce various risk metrics and other vital statistics in support of the portfolio managers. They noted positively that Harvest reported no material compliance or litigation issues reported since the previous sub-advisory agreement renewal. The Board recognized that Harvest has adequate resources and technology to support the research and investment process. The Board noted that the shareholders have benefited from having access to a hedge fund type strategy and the relationship between Altegris and Harvest appears to be working well. The Board further concluded that Harvest should continue to provide a high level of quality service to the Fund, Altegris and shareholders.

Performance. The Trustees reviewed Harvest’s performance noting that the Harvest Opportunity Partners strategy lagged the S&P 500 Financials Sector Index but has shown a substantially lower standard deviation as evidenced by its largest monthly increase/decrease. They agreed that this sleeve of the Fund appears to produce a lower return overall, but is bringing stability to the Fund. With respect to the Harvest Agricultural Select strategy, the Trustees noted that it added performance to the overall Fund performance with not only higher returns than the Market Vectors Agribusiness Index, but also reported a largest monthly increase/decrease that was better than the index. The Trustees discussed the benefits to the Fund and shareholders from the combination of both Harvest strategies noting Harvest appears to provide both higher returns as well as some lower volatility. The Trustees concluded that Harvest should be retained.

Altegris Equity Long Short Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
September 30, 2015

Fees & Expenses. The Trustees noted the sub-advisory fee and discussed it relative to the fee charged by Harvest to its other clients. They noted Harvest utilizes a typical hedge fund pricing model with its other clients including a performance fee. The Trustees acknowledged that Fund shareholders are benefiting from access to a hedge fund type strategy at a lower fee. They agreed that Altegris had successfully negotiated a favorable fee to the benefit of the Fund and shareholders. The Trustees concluded that the sub-advisory fee was reasonable.

Economies of Scale. The Trustees considered whether that Harvest has realized economies of scale with respect to the management of the Fund. The Trustees agreed that this was primarily an adviser level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense. After discussion, it was the consensus of the Trustees that the lack of breakpoints was acceptable.

Profitability. The Trustees reviewed a profitability analysis provided by Harvest. They noted that Harvest’s conservative allocation of expenses may not truly reflect Harvest’s efforts or actual costs with respect to its responsibilities to sub-advise the Fund, but agreed that any discrepancy was not so significant as to not be reasonable or the result of a good faith estimate. The Trustees agreed that Harvest’s profitability in terms of actual dollars was not excessive. After a discussion, the Trustees concluded Harvest’s profits were reasonable.

Conclusion. Having requested and received such information from Harvest as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that renewal of the Sub-Advisory Agreement is in the best interests of the shareholders of Altegris Equity Long/Short Fund.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Altegris Equity Long Short Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
September 30, 2015

Altegris Long Short Equity Fund* - (Sub-Adviser- Visium Asset Management, LP)

In connection with the regular meeting held on August 19&20, 2015, the Board of Trustees (the “Board” or the “Trustees”) of Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment sub-advisory agreement (the “Sub-Advisory Agreement”) between Visium Asset Management, LP (“Visium”) and Altegris Advisors, LLC (“Altegris”), with respect to Altegris Long Short Equity Fund (the “Fund”). In considering the renewal of the Sub-Advisory Agreement, the Trustees received materials specifically relating to the Sub-Advisory Agreement.

The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement, and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent & Quality of Services. The Trustees noted that Visium manages approximately $6.8 billion in assets and is a multi-strategy alternative investment firm primarily focusing on long short equity strategies for pooled investment vehicles, investment companies and corporations. The Board reviewed the background of the investment team responsible for sub-advising the Fund and noted the veteran status of a team with diverse financial industry knowledge and experience. The Trustees discussed Visium’s investment process noting it is based on fundamental research and a disciplined approach to capital allocation. They agreed that Visium demonstrates a strong risk management approach having built a risk management infrastructure that utilizes third-party systems to support stress testing and position concentration reporting. The Trustees noted positively that Visium reported no material compliance or litigation issues that would have a negative effect on its ability to operate, although given the substantial assets they manage, can from time to time be involved in regulatory or administrative actions. During the meeting a representative of Visium informed the Board by email that Visium’s E&O policy was extended to September 15, 2015 and would be renewed. The Board recognized that Visium has a robust integrated infrastructure with access to resources and technology to support its operation. The Board noted that the Fund has benefitted from having access to a hedge fund type strategy. The Board concluded that Visium should continue to provide a level of high quality service to Altegris, the Fund and shareholders.

Performance. The Trustees reviewed Visium’s performance noting that it has added to the overall returns of the Fund over the one year and two year periods. They noted that Visium’s performance compares favorably to its benchmarks, but appears to show more standard deviation than the HFRI Equity Hedge (Total) Index (the “HFRI Index”) when considering the Fund’s largest monthly increase/decrease. The Trustees agreed that the larger standard deviation does appear to be worthwhile as the performance generated by Visium has been substantially higher than the HFRI Index. After further discussion, the Trustees concluded that Visium has been a strong contributor to the Fund’s overall returns and should be retained.

Altegris Equity Long Short Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
September 30, 2015

Fees & Expenses. The Trustees noted the sub-advisory fee and discussed it relative to the fee charged by Visium to its other clients. They noted that the fee charged to the Fund is equal to or lower than the fee charged by Visium to its other clients. The Trustees acknowledged that Fund shareholders are benefiting from access to a hedge fund type strategy at a generally lower fee. They agreed that Altegris had successfully negotiated a favorable fee to the benefit of the Fund and shareholders. The Trustees concluded that the sub-advisory fee was reasonable.

Economies of Scale. The Trustees considered whether Visium has realized economies of scale with respect to the management of the Funds. The Trustees agreed that this was primarily an adviser level issue and Altegris has clear incentives to negotiate a favorable sub-advisory fee. They concluded that economies should primarily be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense. After discussion, it was the consensus of the Trustees that the lack of breakpoints was acceptable and the Board would continue to evaluate the need for break points in Altegris fee.

Profitability. The Trustees reviewed a profitability analysis provided by Visium. They noted that Visium’s conservative allocation of expenses may not truly reflect the sub-advisor’s efforts or actual costs with respect to providing sub-advisory services to the Fund, but agreed that any discrepancy was not so significant as to not be reasonable or the result of a good faith estimate. The Trustees agreed that Visium’s profitability in terms of actual dollars was not excessive. After a discussion, the Trustees concluded Visium’s profitability was reasonable.

Conclusion. Having requested and received such information from Visium as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that renewal of the Sub-Advisory Agreement is in the best interests of the shareholders of Altegris Equity Long Short Fund.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-772-5838 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-772-5838.

INVESTMENT ADVISOR
Altegris Advisors, L.L.C.
1200 Prospect Street, Suite 400
La Jolla, CA 92037

SUB-ADVISORS
Chilton Investment Company, LLC
1290 East Main Street, 1st Floor
Stamford, CT 06092

Harvest Capital Strategies, LLC
600 Montgomery Street, 17th Floor
San Francisco, CA 94111

Sterling Ridge Capital Management, LP
1325 Avenue of the Americas, 25th floor
New York, NY 10019

Visium Asset Management, LP
888 7th Avenue, 22nd Floor
New York, NY 10019

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

TRUSTED ALTERNATIVES.
INTELLIGENT INVESTING.

www.altegris.com/mutualfunds

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/Andrew Rogers

Andrew B. Rogers, President

Date 12/4/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew Rogers

Andrew B. Rogers, President

Date 12/4/15

By (Signature and Title)

/s/Kevin Wolf

Kevin Wolf, Treasurer

Date 12/4/15